Income Taxes - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Examination [Line Items]
Statutory corporate income tax rate	25.00%	25.00%	25.00%
Net operating loss carry forward to offset future taxable income	$ 34,630	$ 81,787
Amount of net operating loss carry forward that will expire	$ 19,491
Expiration period of operating loss carry forward	Between 2018 and 2023
Tax credit annual limitation	$ 11,834
Deferred tax liability, unremitted earnings	839
Unrecognized tax benefits that, if recognized, would affect annual effective tax rate	1,900
Research tax credit carryforward
Income Tax Examination [Line Items]
Tax credit carry forward	6,874	$ 4,378
Expire in years 2020 through 2033 | Research tax credit carryforward
Income Tax Examination [Line Items]
Tax credit carry forward	3,714
Do Not Expire | Research tax credit carryforward
Income Tax Examination [Line Items]
Tax credit carry forward	$ 3,160
Intellectual Property
Income Tax Examination [Line Items]
Tax ruling, special deduction end period	December 31, 2018
Tax ruling, special deduction effects per share	$ 0.06	$ 0.08	$ 0.00
Intellectual Property | 2014 Agreement on special deduction on acquired intellectual property
Income Tax Examination [Line Items]
Tax ruling, special deduction end period	December 31, 2023
Dutch tax ruling - innovation box regime
Income Tax Examination [Line Items]
Innovation box regime percent	5.00%
Statutory corporate income tax rate	25.00%
Effective tax rate	10.00%	13.00%	16.00%	19.00%	22.00%
Tax ruling, special deduction end period	December 2020